Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Equity Awards

We do not schedule the grant of stock options or other equity awards in anticipation of the disclosure of material nonpublic information, and we do not schedule the disclosure of material nonpublic information based on the timing of grants of stock options or other equity awards. We have not adopted any formal policy that would require the Compensation Committee or the Board to grant, or to avoid granting, stock options or other equity awards to our named executive officers or other employees at certain times. The Compensation Committee and the Board have, in the past, including during fiscal 2024, granted stock options to executives and senior management as part of the executive compensation program and may do so again in the future. During fiscal 2024, the Company did not grant stock options to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Form 8-K that disclosed any material nonpublic information.

Award Timing Method	We do not schedule the grant of stock options or other equity awards in anticipation of the disclosure of material nonpublic information, and we do not schedule the disclosure of material nonpublic information based on the timing of grants of stock options or other equity awards. We have not adopted any formal policy that would require the Compensation Committee or the Board to grant, or to avoid granting, stock options or other equity awards to our named executive officers or other employees at certain times. The Compensation Committee and the Board have, in the past, including during fiscal 2024, granted stock options to executives and senior management as part of the executive compensation program and may do so again in the future. During fiscal 2024, the Company did not grant stock options to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Form 8-K that disclosed any material nonpublic information.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false